Average Annual Total Returns{- Franklin Large Cap Growth VIP Fund} - FTVIP Class 2-66 - Franklin Large Cap Growth VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	34.58%	12.00%	12.15%	31.49%	11.70%	13.56%